UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06669

Name of Fund: BlackRock Capital Appreciation Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation

Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2016

Date of reporting period: 06/30/2016

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.0%
Honeywell International, Inc.	227,945	$26,514,562
TransDigm Group, Inc. (a)(b)	128,801	33,963,536

		60,478,098
Beverages — 6.4%
Anheuser-Busch InBev SA/NV — ADR	763,639	100,555,984
Constellation Brands, Inc., Class A	557,359	92,187,179

		192,743,163
Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc. (a)	73,154	8,541,461
Celgene Corp. (a)	254,856	25,136,447
Regeneron Pharmaceuticals, Inc. (a)	118,931	41,534,273
Vertex Pharmaceuticals, Inc. (a)(b)	372,758	32,064,643

		107,276,824
Chemicals — 2.9%
Ecolab, Inc.	262,902	31,180,177
Sherwin-Williams Co.	191,114	56,124,448

		87,304,625
Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B (a)	574,299	83,152,752
Diversified Telecommunication Services — 1.4%
SBA Communications Corp., Class A (a)	401,804	43,370,724
Electrical Equipment — 1.2%
Acuity Brands, Inc.	143,111	35,485,804
Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	412,284	64,745,079
Walgreens Boots Alliance, Inc.	459,107	38,229,840

		102,974,919
Food Products — 0.6%
Mead Johnson Nutrition Co.	184,150	16,711,614
Health Care Equipment & Supplies — 4.1%
Becton Dickinson and Co.	288,790	48,975,896
Boston Scientific Corp. (a)	1,873,806	43,790,846
Intuitive Surgical, Inc. (a)	46,708	30,893,138

		123,659,880
Health Care Providers & Services — 4.6%
Humana, Inc.	138,915	24,988,030
UnitedHealth Group, Inc.	805,612	113,752,414

		138,740,444
Hotels, Restaurants & Leisure — 2.6%
Chipotle Mexican Grill, Inc. (a)(b)	90,164	36,314,453
Domino’s Pizza, Inc.	190,498	25,027,627
Starbucks Corp.	305,360	17,442,163

		78,784,243

Common Stocks	Shares	Value
Internet & Catalog Retail — 12.1%
Amazon.com, Inc. (a)	281,285	$201,293,172
Netflix, Inc. (a)	729,287	66,715,175
Priceline Group, Inc. (a)	52,802	65,918,545
TripAdvisor, Inc. (a)(b)	484,936	31,181,385

		365,108,277
Internet Software & Services — 15.9%
Alphabet, Inc., Class A (a)	316,282	222,513,875
Facebook, Inc., Class A (a)	1,523,318	174,084,781
Tencent Holdings Ltd.	3,685,200	84,537,284

		481,135,940
IT Services — 9.1%
Fiserv, Inc. (a)(b)	235,213	25,574,710
FleetCor Technologies, Inc. (a)	467,392	66,897,817
Global Payments, Inc.	662,126	47,262,554
Visa, Inc., Class A	1,846,883	136,983,312

		276,718,393
Life Sciences Tools & Services — 2.0%
Illumina, Inc. (a)(b)	441,594	61,990,966
Media — 1.1%
Liberty Global PLC LiLAC, Class A (a)	179,058	5,776,411
Liberty Global PLC, Class A (a)	981,506	28,522,564

		34,298,975
Oil, Gas & Consumable Fuels — 2.2%
Concho Resources, Inc. (a)	323,601	38,595,891
EOG Resources, Inc.	324,558	27,074,628

		65,670,519
Pharmaceuticals — 1.4%
Allergan PLC (a)	185,772	42,930,052
Real Estate Investment Trusts (REITs) — 1.4%
Crown Castle International Corp.	423,503	42,955,909
Road & Rail — 1.5%
Norfolk Southern Corp.	541,209	46,073,122
Semiconductors & Semiconductor Equipment — 0.5%
Applied Materials, Inc.	621,884	14,906,560
Software — 7.9%
Activision Blizzard, Inc.	1,866,940	73,986,832
Microsoft Corp.	1,820,161	93,137,638
salesforce.com, Inc. (a)	904,217	71,803,872

		238,928,342
Specialty Retail — 2.1%
Home Depot, Inc.	497,196	63,486,957
Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.	416,018	39,771,321

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2016	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	1,062,213	$58,634,158
Total Common Stocks — 95.8%		2,903,292,581

Preferred Stock
Software — 1.6%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $31,222,542) (a)(c)	5,093,400	48,845,706
Total Long-Term Investments (Cost — $2,346,030,015) — 97.4%		2,952,138,287

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)(e)	131,648,335	131,648,335

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (d)(e)(f)	$44,456	$44,455,719
Total Short-Term Securities (Cost — $176,104,054) — 5.8%		176,104,054
Total Investments (Cost — $2,522,134,069*) — 103.2%		3,128,242,341
Liabilities in Excess of Other Assets — (3.2)%		(97,563,040)

Net Assets — 100.0%		$3,030,679,301

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,533,582,542

Gross unrealized appreciation	$635,700,268
Gross unrealized depreciation	(41,040,469)

Net unrealized appreciation	$594,659,799

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $48,845,706 and an original cost of $31,222,542 which was 1.6% of its net assets.

(d)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2015	Net Activity	Shares/Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	138,682,452	(7,034,117)	131,648,335	$131,648,335	$73,713		$838
BlackRock Liquidity Series, LLC, Money Market Series	$68,751,240	$(24,295,521)	$44,455,719	44,455,719	164,034	[1]	—
Total				$176,104,054	$237,747		$838

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2016

Schedule of Investments (continued)

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$60,478,098	—	—	$60,478,098
Beverages	192,743,163	—	—	192,743,163
Biotechnology	107,276,824	—	—	107,276,824
Chemicals	87,304,625	—	—	87,304,625
Diversified Financial Services	83,152,752	—	—	83,152,752
Diversified Telecommunication Services	43,370,724	—	—	43,370,724
Electrical Equipment	35,485,804	—	—	35,485,804
Food & Staples Retailing	102,974,919	—	—	102,974,919
Food Products	16,711,614	—	—	16,711,614
Health Care Equipment & Supplies	123,659,880	—	—	123,659,880
Health Care Providers & Services	138,740,444	—	—	138,740,444
Hotels, Restaurants & Leisure	78,784,243	—	—	78,784,243
Internet & Catalog Retail	365,108,277	—	—	365,108,277
Internet Software & Services	396,598,656	$84,537,284	—	481,135,940
IT Services	276,718,393	—	—	276,718,393
Life Sciences Tools & Services	61,990,966	—	—	61,990,966
Media	34,298,975	—	—	34,298,975
Oil, Gas & Consumable Fuels	65,670,519	—	—	65,670,519
Pharmaceuticals	42,930,052	—	—	42,930,052
Real Estate Investment Trusts (REITs)	42,955,909	—	—	42,955,909
Road & Rail	46,073,122	—	—	46,073,122
Semiconductors & Semiconductor Equipment	14,906,560	—	—	14,906,560
Software	238,928,342	—	—	238,928,342
Specialty Retail	63,486,957	—	—	63,486,957
Technology Hardware, Storage & Peripherals	39,771,321	—	—	39,771,321
Textiles, Apparel & Luxury Goods	58,634,158	—	—	58,634,158
Preferred Stock:
Software	—	—	$48,845,706	48,845,706
Short-Term Securities	131,648,335	44,455,719	—	176,104,054

Total	$2,950,403,632	$128,993,003	$48,845,706	$3,128,242,341

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $44,455,719 is categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2016	3

Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening balance, as of September 30, 2015	$54,499,380
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(5,653,674)
Purchases	—
Sales	—

Closing balance, as of June 30, 2016	$48,845,706

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[1]	$(5,653,674)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$48,845,706	Market Comparables	Revenue Multiple[1]	12.00	x
			Revenue Growth Rate[1]	84.00%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 24, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 24, 2016